Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund
Apr. 29, 2023
Fidelity Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.51%)
Past 5 years	8.66%
Past 10 years	12.04%
Fidelity Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.83%)
Past 5 years	8.20%
Past 10 years	11.52%
Fidelity Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.34%)
Past 5 years	6.78%
Past 10 years	9.92%
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Average Annual Return:
Past 1 year	(19.53%)
Past 5 years	8.65%
Past 10 years	12.03%